Other Income	12 Months Ended
Dec. 31, 2018
Disclosure of other income explanatory [Abstract]
Disclosure of other income [text block]
33.	Other Income

	For the years ended December 31,
	2016	2017	2018
	(in thousands)
Interest income on bank deposits	$491,160	591,995	832,621
Interest income on government bonds with reverse repurchase agreements and others	3,382	20,215	8,994
Rental income, net	527,381	531,442	628,401
Dividend income	107,141	248,514	468,263
Grants	631,750	1,801,585	2,716,197
Others	619,414	636,146	757,649
	$2,380,228	3,829,897	5,412,125